Prospectus Supplement dated January 25, 2017
Prospectus Form #/Date
Product Name	National	New York
RiverSource ® RAVA 5 Advantage® Variable Annuity/RAVA 5 Select® Variable Annuity/RAVA 5 Access® Variable Annuity (Offered for contract applications signed on or after April 29, 2013)	S-6594 CA (5/16)	S-6595 CA (5/16)
RiverSource ® RAVA 5 Advantage® Variable Annuity/RAVA 5 Select® Variable Annuity/RAVA 5 Access® Variable Annuity (Offered for contract applications signed on or after April 30, 2012 but prior to April 29, 2013)	S-6515 CA (5/16)	S-6517 CA (5/16)
RiverSource ® RAVA 5 Advantage® Variable Annuity/RAVA 5 Select® Variable Annuity/RAVA 5 Access® Variable Annuity (Offered for contract applications signed prior to April 30, 2012)	140463 CA (5/16)	140464 CA (5/16)
RiverSource Retirement Advisor Variable Annuity®	S-6467 CA (5/16)	S-6471 R (4/13)
RiverSource Retirement Advisor Variable Annuity® - Band 3	S-6477 N (5/09)
RiverSource ® Retirement Advisor Advantage Variable Annuity - Band 3	S-6407 K (5/09)
RiverSource ® Retirement Advisor Advantage Variable Annuity / RiverSource® Retirement Advisor Select Variable Annuity	S-6406 CA (5/16)	S-6410 N (4/13)
RiverSource ® Retirement Advisor Advantage Plus Variable Annuity / RiverSource® Retirement Advisor Select Plus Variable Annuity	S-6273 CA (5/16)	S-6362 CA (5/16)
RiverSource ® Retirement Advisor 4 Advantage Variable Annuity / RiverSource® Retirement Advisor 4 Select Variable Annuity / RiverSource® Retirement Advisor 4 Access Variable Annuity	S-6503 CA (5/16)	S-6504 CA (5/16)
RiverSource ® Group Contract I	S-6611 CA (5/16)
RiverSource ® Group Contract II	S-6612 CA (5/16)
RiverSource ® Variable Universal Life 5/RiverSource® Variable Universal Life 5-Estate Series	S-6542 CA (5/16)	S-6543 CA (5/16)
RiverSource ® Variable Universal Life IV/RiverSource® Variable Universal Life IV-Estate Series	S-6418 CA (5/16)	S-6419 CA (5/16)
RiverSource ® Variable Universal Life Insurance	S-6194 CA (5/16)	S-6171 CA (5/16)
RiverSource ® Variable Universal Life Insurance III	S-6189 CA (5/16)	S-6211 L (5/09)
RiverSource Succession Select® Variable Life Insurance	S-6202 CA (5/16)	S-6203 CA (5/16)
This supplement describes proposed changes to certain investment options offered under variable annuity contracts and variable life insurance policies (the “Contracts”) listed above. Please retain this supplement with your prospectus for future reference.
The Board of Trustees of Columbia Funds Variable Insurance Trust (the Trust) has approved a Plan of Liquidation (the Plan) of the Variable Portfolio – Multi-Manager Diversified Income Fund and Variable Portfolio – Multi-Manager Interest Rate Adaptive Fund (including the Class 2 shares held by the variable account) (each, a Fund) pursuant to which the Funds will be liquidated. Completion of a transaction (each, a Transaction) involving the liquidation of the Fund and the substitution of shares of another fund for shares of the Fund is subject to a number of conditions, including shareholder approval of the Transaction.
If shareholder approval is obtained, it is anticipated that the Funds will be liquidated on or about April 28, 2017 (the Liquidation Date) at which time each Fund’s shareholders will receive a liquidating distribution in an amount equal to the net asset value of their Fund shares. Shareholders of the Fund may redeem their investments in the Fund at any time prior to the Liquidation Date.

If you have Contract value allocated to the Funds, you may transfer it to any other available investment option prior to the Liquidation Date. Such transfers will not count toward any Contract level limitations on the number of transfers allowed per year. Any Contract value remaining in the Fund on the Liquidation Date will be transferred to the Columbia Variable Portfolio — Government Money Market Fund without charge. Thereafter, the Fund will no longer be available as an investment option under your Contract.
For 90 days after the Liquidation Date, you may transfer Contract value allocated to the Columbia Variable Portfolio — Government Money Market Fund to any other investment option available under your Contract without charge. Such transfers will not count toward any Contract level limitations on the number of transfers allowed per year.
THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.
S-6594-17 A (1/17)
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